Consolidated Statements of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Income for the fiscal year before income tax	$ 24,059,316	$ 59,171,604	$ 69,166,677
Total monetary effect on the fiscal year	66,386,613	46,376,595	57,861,065
Adjustments to obtain cash flows from operating activities:
Depreciation and amortization of fixed assets	7,125,708	6,645,030	6,177,886
Credit loss expense on financial assets	2,595,721	11,866,426	8,932,537
Other adjustments	47,947,008	44,569,261	75,280,543
Difference in quoted prices of foreign currency	(17,232,944)	(25,870,675)	(52,966,587)
Net increase / (decrease) from operating assets:
Debt Securities at fair value through profit or loss	50,589,705	(125,354,659)	(3,331,337)
Derivative Financial Instruments	1,492,237	(227,898)	(1,210,970)
Repo transactions	28,097,963	(57,268,173)	(2,235,591)
Loans and other financing
Non-Financial Public Sector	3,080,060	7,799,653	(7,638,315)
Other Financial Entities	1,243,824	5,367,418	9,662,625
Non-Financial Private Sector and Foreign Residents	28,355,998	40,287,010	102,413,787
Other Debt Securities	(34,327,573)	(23,344,585)	(9,032,699)
Financial Assets delivered as guarantee	3,608,863	359,816	(575,542)
Equity Instruments at fair value through profit or loss	4,095,582	(2,499,402)	(74,554)
Other Assets	(7,259,914)	(16,996,283)	(2,325,873)
Deposits
Non-Financial Public Sector	(54,638,323)	74,955,727	(24,962,286)
Financial sector	(89,988)	405,601	176,859
Non-Financial Private Sector and Foreign Residents	(94,135,188)	122,183,424	(187,262,328)
Liabilities at fair value through profit or loss	1,627,732
Derivative Financial Instruments	2,185	(1,579,342)	1,575,362
Repo Transactions	(933,682)	(1,126,407)	1,540,178
Other Liabilities	(5,972,211)	27,634,946	5,262,077
Income tax payments	(11,065,015)	(12,600,957)	(17,953,837)
Total cash from operating activities (A)	44,653,677	180,754,130	28,479,677
Cash flows from investing activities Payments:
Net payments of acquisition of PPE, intangible and other assets	(6,892,469)	(5,548,778)	(8,506,756)
Control obtained in subsidiaries and other businesses	(35,653)
Total cash used in investing activities (B)	(6,928,122)	(5,548,778)	(8,506,756)
Payments:
Dividends		(605)	(17,480,360)
Acquisition or redemption of equity instruments		0	(613,896)
Non-subordinated corporate bonds	(4,089,740)	(3,082,883)	(4,942,222)
Financing from local financial entities	(794,081)	(3,077,021)	(4,842,331)
Subordinated corporate bonds	(3,013,961)	(3,390,283)	(3,327,781)
Other payments related to financing activities	(632,525)	(856,501)	(700,680)
Collections/Incomes:
Central Bank of Argentina	0	10,548	29,195
Total cash used in financing activities (C)	(8,530,307)	(10,396,745)	(31,878,075)
Effect of exchange rate fluctuations (D)	27,091,498	44,038,434	78,764,149
Monetary effect on cash and cash equivalents	(144,244,148)	(113,835,110)	(176,921,289)
Net (decrease) / increase in cash and cash equivalents (A+B+C+D+E)	(87,957,402)	95,011,931	(110,062,294)
Cash and cash equivalents at the beginning of the fiscal year	397,889,304	302,877,373	412,939,667
Cash and cash equivalents at the end of the fiscal year	$ 309,931,902	$ 397,889,304	$ 302,877,373